SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of segments	2
Services	$ 63,195	$ 54,430	$ 54,778
Pointer [Member]
Services	$ 63,141	$ 54,306	$ 54,681